BRADFORD D. RODGERS
Senior Vice President and Senior Counsel
Writer's Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: brad.rodgers@protective.com

August 9, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
Protective Life and Annuity Insurance Company
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
File Nos. 333-261830 & 811-08537

Dear Commissioners:

On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life (the “Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of the above-referenced Pre-Effective Amendment No.1 to the Registration Statement on Form N-4 for Protective Aspirations NY Variable Annuity Contracts (the "Contracts") to be issued through the Account.

Pre-Effective Amendment No. 1 is being filed in response to comments received from the Commission Staff on the initial Registration Statement on Form N-4 for the Contracts filed with the Commission on December 22, 2021. A letter responding to all Commission Staff comments has been filed as correspondence to Pre-Effective Amendment No. 1.

If you have any questions regarding Pre-Effective Amendment No. 1, please contact the undersigned at (205) 268-1113 or our outside counsel Thomas Bisset at (202) 383-0118.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers
Senior Vice President and Senior Counsel

cc. Mr. Thomas Bisset